Product Sales and Marketing Services Agreement (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 28, 2020	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common units, vesting period from grand date		1 year
Accrued marketing expense		$ 3,323	$ 4,304
Product sales and marketing services agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Automatic renewal term of agreement after initial term	2 years
Common units, vesting period from grand date	30 months
Expected expense related to equity award	$ 3,725
Marketing expense		1,606	2,138
Accrued marketing expense		950	2,835
Product sales and marketing services agreement | Class B units
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common units granted	5,430
Product sales | Product sales and marketing services agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue		8,121	7,133
License fees | Product sales and marketing services agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue		$ 1,111	$ 428